Litigation (Details) $ in Millions, COP in Billions		1 Months Ended				9 Months Ended	12 Months Ended
	Apr. 16, 2012 EUR (€)	Oct. 31, 2015 USD ($)	Feb. 28, 2015 EUR (€)	May 31, 2013 USD ($)	May 31, 2013 COP	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Litigation
Loss contingency accrual							$ 16.4	$ 47.3
Legal contingencies, liability, high range							13.2
Litigation settlement amount		$ 0.5
Barcrest
Litigation
Third party erroneous winning jackpot face amount (in excess of 400 million euros) | €	€ 400,000,000
Third party loss | €	€ 1,500,000
Litigation settlement amount | €			€ 25,000,000.0
Ecosalud
Litigation
Litigation settlement amount				$ 28.5	COP 90
Oregon State Lottery Matter
Litigation
Damages claimed							134.0
Bally Technologies Inc.
Litigation
Damages sought						$ 100.0
Guarantee of business revenue
Litigation
Legal contingencies, liability, high range							5.0
Performance guarantee
Litigation
Surety bond							$ 4.0